Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41431
Entity Registrant Name	Polestar Automotive Holding UK PLC
Entity Address, Address Line One	Assar Gabrielssons Väg 9
Entity Address, Postal Zip Code	405 31
Entity Address, City or Town	Göteborg
Entity Address, Country	SE
Amendment Flag	false
Entity Central Index Key	0001884082